COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Apr. 30, 2018	Jul. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7 - COMMITMENTS AND CONTINGENCIES

On October 16, 2014, the Company and the former chief executive officer entered into a three-year employment agreement pursuant. On July 12, 2015, the Company and the former chief financial officer entered into a three-year employment agreement. The employment agreements provide for the issuance of deferred stock units. As of August 1, 2017, the former chief executive officer and the former chief financial officer waived a portion of the deferred stock units had been issued to them, and no further deferred stock units were issued under these plans. Pursuant to the release agreements following the resignations of the former chief executive officer and chief financial officer, the Company issued to the former chief executive officer 1,500,000 shares of common stock and paid the former chief financial officer $25,000. As a result of the release agreements, the Company has no further obligation to the former chief executive officer or former chief financial officer with respect to the deferred stock grants and any deferred stock grants issued to issuable have been terminated.

During the nine month period ended April 30, 2018, the Company recorded a net recovery of $658,427 in management fees as a result of the waivers, release and the change in market price of the Company.

NOTE 6 - COMMITMENTS AND CONTINGENCIES

On October 16, 2014, the Company and Chad Ulansky entered into an Employment Agreement (the “CEO Employment Agreement”), pursuant to which Mr. Ulansky is employed by the Company as its Chief Executive Officer for three years. As compensation for his services, Mr. Ulansky shall receive an annual base salary of $400,000 for the first year of the Employment Agreement, $450,000 for the second year and $500,000 for the third year. The Company shall have the right to pay the salary or any other amounts payable to Mr. Ulansky in deferred shares units of the Company based on the 90-day volume weighted average price (“VWAP”) of the common shares of the Company at the end of each quarter. As at July 31, 2017, $538,156 (July 31, 2016 – $609,392) has been accrued in accounts payable, which equates to 4,679,613 shares (July 31, 2016 – 1,324,767) if Mr. Ulansky were to leave the Company.

On July 12, 2015, the Company and Jennifer Irons entered into an Employment Agreement (the “CFO Employment Agreement”, together with the CEO Employment Agreement, known as “the Employment Agreements”), pursuant to which Ms. Irons is employed by the Company as its Chief Financial Officer for three years. As compensation for her services, Ms. Irons shall receive an annual base salary of $125,000 for the first year of the Employment Agreement, $137,500 for the second year and $150,000 for the third year. The Company shall have the right to pay the salary or any other amounts payable to Ms. Irons in deferred share units of the Company based on the 90-day VWAP of the common shares of the Company at the end of each quarter. As at July 31, 2017, $145,271 (July 31, 2016 – $147,605) has been accrued in accounts payable, which equates to 1,263,222 shares (July 31, 2016 – 320,880) if Ms. Irons were to leave the Company.

The Employment Agreements shall automatically renew on each anniversary of the Agreement for one additional year term unless one party provides the other with notice prior to such anniversary date that such party does not desire to renew the Employment Agreement. The Company may immediately terminate Mr. Ulansky and Ms. Irons's employment for cause. If (i) Mr. Ulansky or Ms. Irons's employment is terminated by the Company without cause, (ii) Mr. Ulansky or Ms. Irons terminate his or her employment as a result of the Company assigning duties inconsistent with his position or the Company fails to pay the compensation or (iii) there is a change in control in the Company, then in either case the Company shall pay Mr. Ulansky and Ms. Irons an amount equal to (a) the product of the number of years and fractional years for the remainder of the term multiplied by (b) 50% of the then current base salary in effect as of the date of termination.

During the year ended July 31, 2017, the Company issued 4,297,188 deferred share units under the employment agreements; while the value of these deferred share units has been accrued as a liability each quarter, due to the changes in market price of the shares, the Company recorded a recovery of management fees of $73,570 during the year ended July 31, 2017.

Pursuant to their respective Employment Agreements, the Company has structured individual Deferred Share Unit Plans for each of Mr. Ulansky and Ms. Irons effective as of, respectively, October 16, 2014 and July 12, 2015. Subsequent to the July 31, 2017 year end, Mr. Ulansky and Ms. Irons have agreed, for the advancement of the Company, to waive a portion of the DSUs that have been issued to them under their respective Deferred Share Unit Plans. By mutual agreement, no further DSUs will be issued under these plans.